Our people - Reportable Segment Distribution of Staff (Details) - number_of_employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Average number of staff	114,732	114,129	104,808
Global Integrated Agencies
Disclosure of operating segments [line items]
Average number of staff	97,838	97,288	89,701
Public Relations
Disclosure of operating segments [line items]
Average number of staff	8,377	8,125	7,121
Specialist Agencies
Disclosure of operating segments [line items]
Average number of staff	8,517	8,716	7,986